Net Income (Loss) Per Share - Summary of Antidilutive Securities Excluded from Computation of Net Income (Loss) per Share (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Conversion of Preferred Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net income (loss) per share	959,555,911	834,357,412	532,193,603
Related to Share Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net income (loss) per share	113,142,382	85,255,920	28,501,731
Related to Founders’ Restricted Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net income (loss) per share	256,752,927	380,772,174	512,479,500